SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("U.S. GAAP").

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation. The result of a subsidiary acquired has been consolidated from the date of acquisition.

Business combination

The Group accounts for its business combination using the acquisition method of accounting.  This method requires that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets acquired, and liabilities the Group assumed base on their estimated fair values.

The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date.  The costs directly attributable to the acquisition are expensed as incurred.  Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interest.  The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill.  If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the statement of income.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity's current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates. The significant accounting estimates, which have had an impact on the consolidated financial statements, include allowances for doubtful receivables, write down of slow moving and obsolete inventories, deferred tax valuation allowance, useful lives of property, plant and equipment and intangible assets, impairment of long-lived assets and definite-lived intangible assets, impairment of goodwill, provision for litigation claims and valuation of shared-based compensation expenses.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid interest-earning deposits which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased, and are readily convertible to known amount of cash.

Time deposits

Time deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.

Marketable securities

Marketable securities are liquid investments purchased by the Group from banks or independent financial institutions in the PRC.  Those investments mainly include money market deposits and trust financial products with market based interest rates that have maturities anywhere between three to twenty-four months when purchased.

Marketable securities are classified as held to maturity as the Group has the positive intent and ability to hold the securities to maturity.  All of the Group's held-to-maturity securities are stated at amortized cost.

Trust financial products are investments in individual funds or in pools of funds held by financial institutions, who in turn use the funds raised to independently manage a pool of various assets of which the underlying investments are debt instruments.  Such investments carry market based interest rates and have maturities anywhere between three to twenty-four months.

As of December 31, 2010, the Group has elected the fair value option for one of its investment in a trust financial product. The Group determined that the fair value of this investment to be $14,296 .Such investment in a trust financial product has been matured during 2011. As of December 31, 2011, the Group has not elected the fair value option for any other marketable securities.

Trading securities

The Group's trading securities comprised investments in publicly traded mutual funds in Taiwan.  The investments are reported at fair value and its unrealized gains and losses are included in earnings.   Unrealized (loss) gain of $40, $(2) and $4 had been recognized for the year ended December 31, 2009, 2010 and 2011, respectively.

Research and development

Research and development costs are expensed as incurred.

Inventories

Inventories are stated at the lower of cost or market value.  Cost is determined using the weighted average method and mainly comprise cost of materials and sub-contract service fee.  Write down of potentially obsolete or slow moving inventories is recorded based on management's assumptions about future demand and market conditions.

Investments under equity method

The investments for which the Group has the ability to exercise significant influence are accounted for using the equity method.  Under the equity method, original investments are recorded at cost and adjusted by the Group's share of undistributed earnings or losses of the entities, by dividend distributions or subsequent investments.  All unrecognized inter-company profits and losses have been eliminated under the equity method.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Other investments

Other investments comprise investments in equity securities. Equity securities that do not have readily determinable market values are carried at cost. Fair values of equity securities carried at cost are estimated if there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Property, plant and equipment and land use right

Property, plant and equipment, net are carried at cost less accumulated depreciation.  Cost includes professional fees and, for assets constructed by the Group, any related works to the extent that these are directly attributable to the construction of the asset.  Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use.  Gains and losses on disposal of property, plant and equipment and land use right are included in the consolidated statement of operations.

Depreciation rates computed using the straight-line method are as follows:

Buildings	30 years
Leasehold improvements	Shorter of lease term or 3 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Plant and machinery	3 to 5 years

All land in the PRC is owned by the government.  According to PRC law, the government may sell the right to use of the land for a specified period of time.  Thus, all of the Group's land, which were all purchased in the PRC, are considered to be prepaid leasehold land and classified as land use right.  These are expensed on a straight-line basis over the respective term of the right to use the land.  Expense for years ended December 31, 2009, 2010 and 2011 were $34, $33 and $36 respectively.

Acquired intangible assets – definite live, net

Acquired intangible assets - definite live comprising purchased software and technology licenses.  Purchased software and technology licenses are amortized on a straight-line basis over their expected useful economic lives, both ranged from one to ten years.

Goodwill

The Group records goodwill when the purchase price of a business acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired. Goodwill is not amortized, but tested for impairment at the reporting unit level annually, or more frequently when events or changes in circumstances indicate that the fair value of a reporting unit has more likely than not declined below its carrying value. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit's goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. The Group primarily utilizes a discounted cash flow methodology to calculate the fair value of its reporting units.

Impairment testing for goodwill is done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component).

In-process research and development ("IPR&D")

IPR&D is recognised separately from goodwill at fair value of acquisition date, IPR&D is not subjected to amortization until research and development efforts are completed and assets are ready for their intended use. IPR&D is tested for impairment annually, or more frequently when events or changes in circumstances indicate that the carrying amount of the IPR&D may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the IPR&D to the estimated discounted cash flow expected. If the sum of the expected discounted cash flow is less than the carrying amount of the IPR&D, the Group would recognize impairment loss by which the carrying value of the IPR&D exceeds their recoverable amount. The recoverable amount is based on fair value of the IPR&D.

Impairment of long-lived assets

The Group reviews for impairment or obsolescence annually, long-lived assets including property, plant and equipment and acquired intangible assets - definite live are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss by which the carrying value of the assets exceeds their recoverable amount. The recoverable amount is based on the fair value of the assets.

Government subsidies

Government subsidies include cash subsidies and advance subsidies received from the local PRC governments in Zhuhai by Actions Semiconductor Zhuhai. Advance subsidies are recognized as other income when received and when all the conditions for their receipt have been met. Advance subsidies recognized as income were $226, $225 and $995 for the years ended December 31, 2009, 2010 and 2011, respectively.

Advance subsidies received from the government have been recorded in other liabilities. The advance subsidies are repayable unless the conditions attached to the grant use satisfied, the respective subsidies will be recognized as other income (see note 11 for additional details).

Revenue recognition

The Group's revenues are primarily derived from sale of SoC products and their total system solutions. The Group recognizes revenue based on firm customer orders with fixed terms and conditions, including price net of discount and commission, if any. The Group recognizes revenue when delivery has occurred and collectability is determined to be reasonably assured. All of the Group's product sales have destination shipping terms and no rights of return, the Group determined that delivery has occurred when the goods are delivered to the customers and the Group receives acknowledgment of receipts, which occur simultaneously. The Group further determined that collectability is reasonably assured by performing an assessment of credibility of its customers based on their operating results and past payment records. The Group only sells products to customers that are determined to have the ability to make payments and have not had material collectability defaults in the past. The Group also provides semiconductor product testing, and revenue is recognized when the services are rendered. The Group does not provide its customers with any price protection and only provides the right of return for defective goods in connection with its warranty policy. The costs of the Group's warranty policy to-date are insignificant.

Purchase of ordinary shares

The Group's stock is acquired for purposes other than retirement, the cost of acquired stock is shown separately as a deduction from the total of capital stock, capital surplus, and retained earnings. For the years ended December 31, 2009, 2010 and 2011, 34,938,198, 24,212,718 and 16,594,848 number of ordinary shares were repurchased by the Company respectively.

Income taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Advertising costs

Advertising costs are expensed as incurred and are included in general and administrative expense, and selling and marketing expenses. Total advertising expenses were approximately $98, $199 and $173 for the years ended December 31, 2009, 2010 and 2011 respectively.

Comprehensive income (loss)

Accumulated other comprehensive income (loss) include unrealized gains on other investments and foreign currency translation adjustments and is reported as a separate component in the statement of equity and comprehensive income.

Foreign currency translation

All transactions in currencies other than functional currencies during the year are converted at the exchange rates prevailing on the respective transaction dates.  Foreign currency monetary assets and liabilities at the balance sheet date are remeasured at the exchange rates existing on that date.  Exchange differences are recorded in the consolidated statement of operations.

The financial statements of all subsidiaries with functional currencies other than the U.S. dollar, are translated into U.S. dollar.  All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date, and all income and expense items are translated at the average rates of exchange over the year.  All exchange differences arising from the translation of subsidiaries' financial statements are recorded as a component of comprehensive income.

Fair value of financial instruments

Fair values of cash and cash equivalents, time deposits, marketable securities, trading securities, accounts receivable, net, amount due from a related party, amounts due from equity method investees, accounts payable, accrued expenses and other current liabilities and short-term bank loans approximate their carrying amounts due to their short-term maturities.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, time deposits, marketable securities, trading securities, accounts receivable, net amount due from a related party, and amount due from an equity method investee.  The Group places its cash and cash equivalents, time deposits, marketable securities and trading securities with financial institutions with high-credit ratings and quality.

The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers.  The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information.  For the years ended December 31, 2009, 2010 and 2011, allowance for doubtful accounts of $56, $101 and nil was recorded by the Group respectively.

Movements in allowances for doubtful accounts receivable are as follows:

Year ended	Beginning	Credit	Closing
December 31	balance	to expense	balance

2010	$722	$(101)	$621

2011	$621	$-	$621

Net income (loss) per share

Basic net income (loss) attributable to the Company per share is computed by dividing net income attributable to the Company by the weighted average number of ordinary shares outstanding during the year.  Diluted net income (loss) attributable to the Company per share give effect to all dilutive potential common shares outstanding during the year.  The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Share-based compensation

The Group issued stock options under its share incentive plan during the years ended December 31, 2009, 2010 and 2011 and restricted stock units during the year ended December 31, 2011.

The Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Group recognizes the compensation costs on a straight-line over the vesting period. Share-based compensation cost with a graded vesting schedule is recognized on a straight-line basis over the requisite service period of the entire award. Forfeitures are estimated at the time of grant with such estimate updated periodically and with actual forfeitures recognised currently to the extent they differ from the estimate.

For any awards that are modified during a relevant period, the Group calculates the incremental fair value of the award resulting from the modification, at the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified and it is further amortized over the remaining vesting period of the award.

For the year ended December 31, 2009, the compensation cost of nil, $2,475, $1,335 and $196 have been included as cost of revenue, research and development expenses, general and administrative expenses, and selling and marketing expenses, respectively.

For the year ended December 31, 2010, the compensation cost of $2, $1,067, $404 and $59 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

For the year ended December 31, 2011, the compensation cost of $18, $1,449, $393 and $68 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

Recently issued accounting pronouncements

In May 2011, Financial Accounting Standards Board ("FASB") issued Accounting Standard Update ("ASU") 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, ("ASU 2011-04"). ASU 2011-04 amends ASC 820, Fair Value Measurements, ("ASC 820"), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the ASC 820 disclosure requirements, particularly for Level 3 fair value measurements. ASU 2011-04 will be effective for the Company's fiscal year beginning January 1, 2012. The adoption of ASU 2011-04 is not expected to have a material effect on the Company's consolidated financial statements, but may require certain additional disclosures.

In September 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, ("ASU 2011-05"), which improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income ("OCI") by eliminating the option to present components of OCI as part of the statement of changes in stockholders' equity. The amendments in this standard require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments in this standard do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The amendments in ASU 2011-05 are effective for our interim and annual periods beginning January 1, 2012 and are to be applied retrospectively. However, in December 2011 this ASU was amended by ASU 2011-12,Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”), which defers the requirement to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. The amendments in these ASUs are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and are to be applied retrospectively, with early adoption permitted. The adoption of the provisions of ASU 2011-05 and ASU 2011-12 is not expected to have a material impact on the Company's consolidated financial position or results of operations.